Vanguard Selected Value Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (95.0%)1
Communication Services (2.9%)
Omnicom Group Inc.	1,223,225	92,121
Interpublic Group of Cos. Inc.	2,805,645	63,688
Activision Blizzard Inc.	1,048,126	61,295
		217,104
Consumer Discretionary (11.0%)
Gildan Activewear Inc.	4,863,955	134,829
* Taylor Morrison Home Corp.	4,154,443	107,517
Lear Corp.	782,508	96,389
American Eagle Outfitters Inc.	6,625,243	95,403
Helen of Troy Ltd.	408,171	77,165
Mohawk Industries Inc.	449,687	59,215
Whirlpool Corp.	352,059	51,460
Newell Brands Inc.	2,571,382	50,219
Hanesbrands Inc.	3,417,779	47,029
PVH Corp.	481,877	42,005
Extended Stay America Inc.	1,600,093	20,673
* Norwegian Cruise Line Holdings Ltd.	360,332	19,404
Williams-Sonoma Inc.	259,100	18,158
Toll Brothers Inc.	298,920	13,260
		832,726
Consumer Staples (0.8%)
Kellogg Co.	482,274	32,896
Spectrum Brands Holdings Inc.	499,805	30,693
		63,589
Energy (4.4%)
National Oilwell Varco Inc.	4,227,629	87,131
Halliburton Co.	3,692,949	80,543
Cenovus Energy Inc.	5,167,683	45,011
Baker Hughes Co.	2,072,563	44,892
TechnipFMC plc	2,382,657	39,338
^ Valaris plc Class A	4,264,044	21,789
Murphy Oil Corp.	645,960	13,539
* WPX Energy Inc.	400,879	4,791
		337,034
Financials (24.7%)
Unum Group	4,211,700	112,410
Axis Capital Holdings Ltd.	1,580,463	101,545
TCF Financial Corp.	2,401,300	101,527
Voya Financial Inc.	1,609,470	96,134
Globe Life Inc.	913,756	95,268
CNA Financial Corp.	2,066,402	92,223
KKR & Co. Inc. Class A	2,685,203	85,658
FirstCash Inc.	906,880	78,871
KeyCorp	4,085,445	76,439
Fifth Third Bancorp	2,620,282	74,547
Regions Financial Corp.	4,732,080	73,678
Synchrony Financial	2,218,500	71,902

Arch Capital Group Ltd.	1,466,800	64,774
State Street Corp.	829,500	62,735
Equitable Holdings Inc.	2,601,067	62,478
Commerce Bancshares Inc.	919,001	62,180
Progressive Corp.	743,744	60,013
CNO Financial Group Inc.	3,281,327	57,718
Everest Re Group Ltd.	193,629	53,552
Fidelity National Financial Inc.	1,060,400	51,694
Invesco Ltd.	2,742,777	47,450
Webster Financial Corp.	984,838	44,180
Jefferies Financial Group Inc.	1,822,321	39,435
Willis Towers Watson plc	164,338	34,723
Allstate Corp.	283,238	33,575
Hanover Insurance Group Inc.	233,716	32,388
Legg Mason Inc.	818,160	32,031
Hartford Financial Services Group Inc.	506,455	30,023
American National Insurance Co.	130,000	14,321
Navient Corp.	836,338	12,026
MFA Financial Inc.	1,016,357	7,928
Comerica Inc.	121,055	7,404
		1,870,830
Health Care (6.4%)
Syneos Health Inc.	1,470,200	90,211
Cardinal Health Inc.	1,414,392	72,431
Perrigo Co. plc	1,222,300	69,720
Integra LifeSciences Holdings Corp.	1,111,055	61,152
* Mylan NV	2,695,406	57,736
Laboratory Corp. of America Holdings	326,100	57,198
Hill-Rom Holdings Inc.	456,391	48,601
McKesson Corp.	193,631	27,614
		484,663
Industrials (23.7%)
* AerCap Holdings NV	4,904,645	277,652
* JetBlue Airways Corp.	7,938,707	157,425
* Air France-KLM ADR	14,331,956	132,356
Snap-on Inc.	663,362	105,892
Colfax Corp.	2,250,318	79,121
* AECOM	1,627,039	78,472
Westinghouse Air Brake Technologies Corp.	1,056,198	78,011
Ryder System Inc.	1,533,347	73,171
Eaton Corp. plc	762,000	71,986
* Avis Budget Group Inc.	2,174,351	71,319
* JELD-WEN Holding Inc.	2,926,689	69,889
Hexcel Corp.	875,327	64,967
AMETEK Inc.	640,877	62,261
Woodward Inc.	530,300	61,679
BWX Technologies Inc.	934,766	59,442
Acuity Brands Inc.	395,400	46,606
Terex Corp.	1,706,861	43,269
Enerpac Tool Group Corp. Class A	1,717,514	39,692
Johnson Controls International plc	945,582	37,303
Donaldson Co. Inc.	657,999	34,117
Carlisle Cos. Inc.	213,930	33,422
Stanley Black & Decker Inc.	201,256	32,066
Gates Industrial Corp. plc	2,434,000	30,352
MSC Industrial Direct Co. Inc. Class A	409,821	27,897

	Steelcase Inc.			1,150,985	21,420
					1,789,787
Information Technology (9.6%)
*	Arrow Electronics Inc.			1,566,222	118,939
*	Micron Technology Inc.			1,747,300	92,764
	Avnet Inc.			2,266,809	82,716
	Amdocs Ltd.			952,271	68,516
	TE Connectivity Ltd.			716,895	66,083
	Hewlett Packard Enterprise Co.			3,638,701	50,687
	MKS Instruments Inc.			454,200	47,609
*	Flex Ltd.			2,665,483	35,051
	Genpact Ltd.			772,594	34,203
	KBR Inc.			1,143,056	31,091
	Leidos Holdings Inc.			307,104	30,855
	Juniper Networks Inc.			1,232,733	28,279
*	Celestica Inc.			2,485,719	22,471
	Jabil Inc.			349,822	13,605
					722,869
Materials (7.7%)
	Gold Fields Ltd. ADR			22,023,800	140,952
*,2 IAMGOLD Corp.				31,339,433	92,765
*	Kinross Gold Corp.			12,815,632	64,975
	Reliance Steel & Aluminum Co.			512,840	58,874
	Olin Corp.			2,826,148	42,025
*	Axalta Coating Systems Ltd.			1,445,000	41,631
	Mosaic Co.			1,900,000	37,696
	Crown Holdings Inc.			492,113	36,431
	Schweitzer-Mauduit International Inc.			976,226	34,197
*	Leagold Mining Corp.			6,787,563	18,669
	Domtar Corp.			360,000	12,535
*	Leagold Mining Corp Warrants Exp. 05/29/2020			2,944,713	—
					580,750
Real Estate (1.7%)
	CBRE Group Inc.			1,050,750	64,148
	Service Properties Trust			1,368,382	29,530
	Park Hotels & Resorts Inc.			1,000,000	21,940
^	Realogy Holdings Corp.			1,286,639	13,625
					129,243
Utilities (2.1%)
	Edison International			1,098,888	84,120
	Avangrid Inc.			1,402,542	74,699
					158,819
Total Common Stocks (Cost $6,707,395)					7,187,414
		Coupon
Temporary Cash Investments (5.5%)1
Money Market Fund (5.4%)
3,4 Vanguard Market Liquidity Fund		1.730%		4,065,202	406,602
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.531%-1.537%	2/13/20	4,600	4,598
	United States Treasury Bill	1.521%	4/2/20	1,750	1,746
5	United States Treasury Bill	1.543%	4/16/20	917	914

5 United States Treasury Bill	1.541%	4/30/20	1,800	1,793
				9,051
Total Temporary Cash Investments (Cost $415,608)				415,653
Total Investments (100.5%) (Cost $7,123,003)				7,603,067
Other Assets and Liabilities-Net (-0.5%)2,5				(39,017)
Net Assets (100%)				7,564,050

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,959,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 3.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such a company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $13,827,000 was received for securities on loan.
5 Securities with a value of $7,305,000 and cash of $340,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	1,117	180,060	2,340

Selected Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Selected Value Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,187,414	—	—
Temporary Cash Investments	406,602	9,051	—
Futures Contracts—Liabilities[1]	(3,767)	—	—
Total	7,590,249	9,051	—

1 Represents variation margin on the last day of the reporting period.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				Jan. 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
IAMGOLD Corp.	117,209	—	—	—	(24,444)	—	—	92,765
SeaWorld Entertainment
Inc.	110,455	8,385	133,259	(3,731)	18,150	—	—	—
Vanguard Market
Liquidity Fund	317,137	NA1	NA1	(26)	36	2,070	—	406,602
Total	544,801			(3,757)	(6,258)	2,070	—	499,367

1 Not applicable—purchases and sales are for temporary cash investment purposes.